Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Growth Fund

April 30, 2019

ZLG-QTLY-0619
1.9881572.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 17.8%
Entertainment - 4.9%
Activision Blizzard, Inc.	3,768	$181,655
Electronic Arts, Inc. (a)	1,299	122,950
Netflix, Inc. (a)	1,168	432,791
Nintendo Co. Ltd.	35	12,055
Nintendo Co. Ltd. ADR	138	5,945
Spotify Technology SA (a)	32	4,345
Take-Two Interactive Software, Inc. (a)	215	20,818
The Walt Disney Co.	2,860	391,734
Vivendi SA	586	17,009
World Wrestling Entertainment, Inc. Class A	52	4,360
		1,193,662
Interactive Media & Services - 12.7%
Alphabet, Inc. Class A (a)	1,479	1,773,262
ANGI Homeservices, Inc. Class A (a)	944	16,407
CarGurus, Inc. Class A (a)	484	19,718
Facebook, Inc. Class A (a)	5,478	1,059,445
Momo, Inc. ADR	232	8,136
Pinterest, Inc. Class A	300	9,294
Snap, Inc. Class A (a)	1,034	11,519
Tencent Holdings Ltd.	2,695	132,830
Twitter, Inc. (a)	2,208	88,121
		3,118,732
Media - 0.1%
Charter Communications, Inc. Class A (a)	86	31,922
Nexstar Broadcasting Group, Inc. Class A	21	2,458
		34,380
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	409	29,853

TOTAL COMMUNICATION SERVICES		4,376,627

CONSUMER DISCRETIONARY - 22.8%
Auto Components - 0.0%
Aptiv PLC	24	2,057
Automobiles - 0.9%
Tesla, Inc. (a)	925	220,788
Hotels, Restaurants & Leisure - 3.1%
Boyd Gaming Corp.	804	23,139
Caesars Entertainment Corp. (a)	3,371	31,553
Chipotle Mexican Grill, Inc. (a)	22	15,137
Eldorado Resorts, Inc. (a)	825	40,730
Haidilao International Holding Ltd. (b)	2,140	8,238
Hilton Grand Vacations, Inc. (a)	809	25,920
Hilton Worldwide Holdings, Inc.	53	4,610
International Game Technology PLC	1,188	17,380
Kambi Group PLC (a)	444	8,846
Las Vegas Sands Corp.	109	7,308
Marriott International, Inc. Class A	418	57,024
McDonald's Corp.	383	75,669
MGM Mirage, Inc.	494	13,155
Penn National Gaming, Inc. (a)	581	12,590
Planet Fitness, Inc. (a)	875	66,238
PlayAGS, Inc. (a)	464	11,192
Restaurant Brands International, Inc.	412	26,891
Royal Caribbean Cruises Ltd.	456	55,149
Sea Ltd. ADR (a)	4,765	118,601
Shake Shack, Inc. Class A (a)	530	32,489
Starbucks Corp.	448	34,801
The Stars Group, Inc. (a)	498	9,407
Wynn Resorts Ltd.	318	45,935
Yum! Brands, Inc.	149	15,554
		757,556
Household Durables - 0.4%
D.R. Horton, Inc.	571	25,301
iRobot Corp. (a)	37	3,831
Lennar Corp. Class A	496	25,807
Mohawk Industries, Inc. (a)	201	27,386
Roku, Inc. Class A (a)	410	26,072
		108,397
Internet & Direct Marketing Retail - 10.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,121	208,024
Amazon.com, Inc. (a)	971	1,870,649
eBay, Inc.	274	10,618
Etsy, Inc. (a)	364	24,585
JD.com, Inc. sponsored ADR (a)	1,911	57,846
MakeMyTrip Ltd. (a)	185	4,664
Meituan Dianping Class B	333	2,420
MercadoLibre, Inc. (a)	63	30,501
Ocado Group PLC (a)	162	2,878
Pinduoduo, Inc. ADR	2,296	51,040
The Booking Holdings, Inc. (a)	99	183,644
Wayfair LLC Class A (a)	369	59,833
		2,506,702
Multiline Retail - 0.9%
Avenue Supermarts Ltd. (a)(b)	73	1,358
Big Lots, Inc.	129	4,794
Dollar General Corp.	60	7,565
Dollar Tree, Inc. (a)	1,515	168,589
Ollie's Bargain Outlet Holdings, Inc. (a)	116	11,094
Target Corp.	241	18,658
		212,058
Specialty Retail - 4.2%
American Eagle Outfitters, Inc.	1,221	29,035
At Home Group, Inc. (a)	1,792	42,094
Best Buy Co., Inc.	407	30,285
Burlington Stores, Inc. (a)	333	56,247
Carvana Co. Class A (a)	330	23,615
Five Below, Inc. (a)	354	51,822
Floor & Decor Holdings, Inc. Class A (a)	688	33,038
Home Depot, Inc.	1,565	318,791
Lowe's Companies, Inc.	2,353	266,218
The Children's Place Retail Stores, Inc.	98	11,056
Tiffany & Co., Inc.	284	30,621
TJX Companies, Inc.	1,820	99,882
Ulta Beauty, Inc. (a)	155	54,092
		1,046,796
Textiles, Apparel & Luxury Goods - 3.1%
adidas AG	306	78,629
Allbirds, Inc. (c)(d)	43	2,386
Canada Goose Holdings, Inc. (a)	99	5,287
Capri Holdings Ltd. (a)	479	21,114
Hanesbrands, Inc.	521	9,414
Kering SA	12	7,093
Levi Strauss & Co. Class A (a)	400	8,964
lululemon athletica, Inc. (a)	1,022	180,230
LVMH Moet Hennessy - Louis Vuitton SA	61	23,950
Moncler SpA	805	33,019
NIKE, Inc. Class B	2,381	209,123
Pagerduty, Inc.	300	14,070
PVH Corp.	700	90,293
Silk Road Medical, Inc.	300	12,492
Tapestry, Inc.	396	12,779
Tufin Software Technologies Ltd.	572	12,824
Under Armour, Inc. Class C (non-vtg.) (a)	1,480	30,666
VF Corp.	76	7,175
		759,508

TOTAL CONSUMER DISCRETIONARY		5,613,862

CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Fever-Tree Drinks PLC	1,056	43,294
Keurig Dr. Pepper, Inc.	1,236	35,931
Pernod Ricard SA	8	1,394
		80,619
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc.	1,988	56,360
Costco Wholesale Corp.	746	183,165
Kroger Co.	473	12,194
		251,719
Food Products - 0.1%
Darling International, Inc. (a)	292	6,369
Nestle SA (Reg. S)	19	1,829
Nomad Foods Ltd. (a)	210	4,368
The a2 Milk Co. Ltd. (a)	406	4,547
		17,113
Household Products - 0.0%
MTG Co. Ltd.	100	1,775
Personal Products - 0.4%
Coty, Inc. Class A	3,486	37,719
Estee Lauder Companies, Inc. Class A	356	61,164
		98,883
Tobacco - 2.3%
Altria Group, Inc.	9,374	509,289
JUUL Labs, Inc. Class A (c)(d)	217	59,350
		568,639

TOTAL CONSUMER STAPLES		1,018,748

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Berry Petroleum Corp.	360	4,090
Continental Resources, Inc. (a)	567	26,076
Diamondback Energy, Inc.	215	22,874
EOG Resources, Inc.	94	9,029
Hess Corp.	263	16,864
PDC Energy, Inc. (a)	159	6,915
Pioneer Natural Resources Co.	51	8,489
Reliance Industries Ltd.	4,619	92,371
Valero Energy Corp.	95	8,613
Whiting Petroleum Corp. (a)	1,729	47,357
		242,678
FINANCIALS - 1.9%
Banks - 0.9%
Bank of America Corp.	5,097	155,866
Coastal Financial Corp. of Washington (a)	400	6,380
HDFC Bank Ltd. sponsored ADR	21	2,408
ICICI Bank Ltd. sponsored ADR	338	3,870
IndusInd Bank Ltd.	95	2,191
JPMorgan Chase & Co.	432	50,134
Kotak Mahindra Bank Ltd.	515	10,253
		231,102
Capital Markets - 0.1%
Edelweiss Financial Services Ltd.	619	1,322
TD Ameritrade Holding Corp.	495	26,027
Tradeweb Markets, Inc. Class A	200	8,050
		35,399
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	568	123,091
GDS Holdings Ltd. ADR (a)	168	6,574
		129,665
Insurance - 0.2%
eHealth, Inc. (a)	637	38,691
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	365	10,455
LendingTree, Inc. (a)	71	27,322
		37,777

TOTAL FINANCIALS		472,634

HEALTH CARE - 10.4%
Biotechnology - 3.9%
ACADIA Pharmaceuticals, Inc. (a)	144	3,463
Acceleron Pharma, Inc. (a)	186	7,576
Agios Pharmaceuticals, Inc. (a)	39	2,181
Aimmune Therapeutics, Inc. (a)	302	6,082
Alexion Pharmaceuticals, Inc. (a)	1,832	249,390
Allakos, Inc. (a)	251	9,842
Allogene Therapeutics, Inc.	188	5,631
Alnylam Pharmaceuticals, Inc. (a)	558	49,852
AnaptysBio, Inc. (a)	98	7,127
Arena Pharmaceuticals, Inc. (a)	212	9,699
Argenx SE ADR (a)	33	4,226
Array BioPharma, Inc. (a)	300	6,783
Ascendis Pharma A/S sponsored ADR (a)	271	30,184
Atara Biotherapeutics, Inc. (a)	107	3,595
BeiGene Ltd.	331	3,190
BeiGene Ltd. ADR (a)	79	9,814
bluebird bio, Inc. (a)	194	27,515
Blueprint Medicines Corp. (a)	89	6,729
CareDx, Inc. (a)	183	4,979
Cellectis SA sponsored ADR (a)	40	790
Coherus BioSciences, Inc. (a)	288	4,585
Crinetics Pharmaceuticals, Inc. (a)	261	6,773
Deciphera Pharmaceuticals, Inc. (a)	33	759
Denali Therapeutics, Inc. (a)	507	12,406
Editas Medicine, Inc. (a)	238	5,891
Epizyme, Inc. (a)	139	1,725
Exact Sciences Corp. (a)	111	10,955
FibroGen, Inc. (a)	327	15,281
Global Blood Therapeutics, Inc. (a)	543	30,082
Heron Therapeutics, Inc. (a)	113	2,450
Immunomedics, Inc. (a)	628	10,061
Intellia Therapeutics, Inc. (a)	317	4,875
Intercept Pharmaceuticals, Inc. (a)	143	12,324
Ironwood Pharmaceuticals, Inc. Class A (a)	524	6,230
Liquidia Technologies, Inc.	1,396	13,276
Mirati Therapeutics, Inc. (a)	132	7,853
Moderna, Inc.	148	3,852
Natera, Inc. (a)	510	9,746
Neurocrine Biosciences, Inc. (a)	409	29,546
Portola Pharmaceuticals, Inc. (a)	199	7,025
Principia Biopharma, Inc.	201	6,012
Regeneron Pharmaceuticals, Inc. (a)	250	85,785
Rubius Therapeutics, Inc.	66	1,154
Sage Therapeutics, Inc. (a)	407	68,470
Sarepta Therapeutics, Inc. (a)	399	46,659
Scholar Rock Holding Corp.	89	1,894
Synthorx, Inc.	155	2,372
Ultragenyx Pharmaceutical, Inc. (a)	71	4,686
Vertex Pharmaceuticals, Inc. (a)	478	80,772
Xencor, Inc. (a)	200	6,142
Zai Lab Ltd. ADR (a)	255	6,796
		955,085
Health Care Equipment & Supplies - 3.3%
Alcon, Inc. (a)	375	21,825
Align Technology, Inc. (a)	152	49,351
Atricure, Inc. (a)	108	3,242
Axonics Modulation Technologies, Inc. (a)	188	3,798
Becton, Dickinson & Co.	176	42,370
Boston Scientific Corp. (a)	7,020	260,582
Danaher Corp.	379	50,195
DexCom, Inc. (a)	137	16,587
Edwards Lifesciences Corp. (a)	20	3,521
Establishment Labs Holdings, Inc. (a)	472	11,861
Glaukos Corp. (a)	56	4,039
Insulet Corp. (a)	222	19,148
Intuitive Surgical, Inc. (a)	434	221,613
iRhythm Technologies, Inc. (a)	363	27,701
Novocure Ltd. (a)	79	3,482
Quanterix Corp. (a)	83	1,886
Shockwave Medical, Inc. (a)	788	33,577
Tandem Diabetes Care, Inc. (a)	420	25,792
ViewRay, Inc. (a)	307	2,137
Wright Medical Group NV (a)	176	5,204
		807,911
Health Care Providers & Services - 2.2%
Anthem, Inc.	30	7,891
Guardant Health, Inc.	319	20,898
HCA Holdings, Inc.	564	71,758
Humana, Inc.	568	145,073
Notre Dame Intermedica Participacoes SA	663	5,938
OptiNose, Inc. (a)	764	7,609
UnitedHealth Group, Inc.	1,204	280,616
		539,783
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	49	2,787
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (a)	30	4,167
Thermo Fisher Scientific, Inc.	62	17,202
		21,369
Pharmaceuticals - 0.9%
Akcea Therapeutics, Inc. (a)	417	10,463
AstraZeneca PLC sponsored ADR	1,181	44,476
Bristol-Myers Squibb Co.	1,740	80,788
Cyclerion Therapeutics, Inc. (a)	52	792
Dova Pharmaceuticals, Inc. (a)	96	883
Horizon Pharma PLC (a)	152	3,881
InflaRx NV (a)	172	7,927
Jazz Pharmaceuticals PLC (a)	244	31,664
MyoKardia, Inc. (a)	53	2,543
Nektar Therapeutics (a)	664	21,261
The Medicines Company (a)	248	7,924
TherapeuticsMD, Inc. (a)	551	2,369
Theravance Biopharma, Inc. (a)	20	477
Turning Point Therapeutics, Inc.	482	16,774
Zogenix, Inc. (a)	59	2,300
		234,522

TOTAL HEALTH CARE		2,561,457

INDUSTRIALS - 4.1%
Aerospace & Defense - 1.5%
Elbit Systems Ltd.	27	3,772
General Dynamics Corp.	40	7,149
Lockheed Martin Corp.	21	7,000
Northrop Grumman Corp.	16	4,639
The Boeing Co.	862	325,569
United Technologies Corp.	90	12,835
		360,964
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	186	19,757
Airlines - 0.3%
JetBlue Airways Corp. (a)	282	5,231
Spirit Airlines, Inc. (a)	1,266	68,845
United Continental Holdings, Inc. (a)	11	977
		75,053
Building Products - 0.0%
Masco Corp.	97	3,789
Commercial Services & Supplies - 0.1%
HomeServe PLC	586	8,291
Tomra Systems ASA	354	10,660
		18,951
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	265	13,141
MasTec, Inc. (a)	402	20,361
		33,502
Electrical Equipment - 0.1%
Fortive Corp.	368	31,773
Industrial Conglomerates - 0.5%
General Electric Co.	5,037	51,226
Honeywell International, Inc.	365	63,375
		114,601
Machinery - 0.5%
Deere & Co.	500	82,815
Rational AG	8	5,402
Xylem, Inc.	373	31,108
		119,325
Professional Services - 0.0%
51job, Inc. sponsored ADR (a)	27	2,493
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	1,725	57,529
Lyft, Inc.	100	5,980
Lyft, Inc.	2,805	150,965
		214,474

TOTAL INDUSTRIALS		994,682

INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 0.5%
Acacia Communications, Inc. (a)	79	4,573
Arista Networks, Inc. (a)	247	77,136
Nokia Corp. sponsored ADR	2,436	12,862
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,754	17,365
		111,936
Electronic Equipment & Components - 0.2%
Corning, Inc.	939	29,907
IPG Photonics Corp. (a)	53	9,261
Keysight Technologies, Inc. (a)	26	2,263
Zebra Technologies Corp. Class A (a)	52	10,979
		52,410
Internet Software & Services - 0.0%
HUYA, Inc. ADR	84	2,007
IT Services - 6.5%
Akamai Technologies, Inc. (a)	766	61,326
Elastic NV	239	20,446
Endava PLC ADR (a)	331	10,946
GoDaddy, Inc. (a)	367	29,911
Keywords Studios PLC	63	1,279
MasterCard, Inc. Class A	1,760	447,462
Netcompany Group A/S (b)	318	11,342
Okta, Inc. (a)	308	32,041
PayPal Holdings, Inc. (a)	2,400	270,648
Shopify, Inc. Class A (a)	151	36,716
Square, Inc. (a)	253	18,423
Total System Services, Inc.	32	3,272
Twilio, Inc. Class A (a)	54	7,406
Visa, Inc. Class A	3,716	611,022
Wix.com Ltd. (a)	296	39,711
		1,601,951
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	1,795	49,596
Analog Devices, Inc.	297	34,523
Applied Materials, Inc.	521	22,960
ASML Holding NV	49	10,232
Broadcom, Inc.	1,661	528,862
First Solar, Inc. (a)	80	4,922
Inphi Corp. (a)	600	27,396
Lam Research Corp.	460	95,418
Marvell Technology Group Ltd.	20,711	518,189
Microchip Technology, Inc.	51	5,094
Micron Technology, Inc. (a)	3,355	141,111
Monolithic Power Systems, Inc.	327	50,917
NVIDIA Corp.	2,960	535,760
NXP Semiconductors NV	3,036	320,662
Qualcomm, Inc.	3,616	311,446
Universal Display Corp.	111	17,716
Xilinx, Inc.	196	23,547
		2,698,351
Software - 11.6%
Adobe, Inc. (a)	957	276,812
Altair Engineering, Inc. Class A (a)	312	12,305
Atlassian Corp. PLC (a)	64	7,050
Bilibili, Inc. ADR (a)	320	5,696
Blue Prism Group PLC (a)	314	7,575
Coupa Software, Inc. (a)	35	3,617
DocuSign, Inc.	488	27,655
Dropbox, Inc. Class A (a)	673	16,408
Five9, Inc. (a)	118	6,262
HubSpot, Inc. (a)	130	23,984
Intuit, Inc.	195	48,957
Lightspeed POS, Inc. (a)	500	9,327
Microsoft Corp.	9,425	1,230,905
Nutanix, Inc. Class A (a)	56	2,419
Paycom Software, Inc. (a)	363	73,518
Pivotal Software, Inc.	499	10,828
RingCentral, Inc. (a)	402	46,781
Salesforce.com, Inc. (a)	4,510	745,729
ServiceNow, Inc. (a)	122	33,124
Smartsheet, Inc.	201	8,508
Splunk, Inc. (a)	74	10,215
SurveyMonkey	782	13,998
Synopsys, Inc. (a)	21	2,543
Tanium, Inc. Class B (a)(c)(d)	131	1,139
Tenable Holdings, Inc.	279	10,016
The Trade Desk, Inc. (a)	339	75,082
Workday, Inc. Class A (a)	433	89,038
Zendesk, Inc. (a)	251	22,033
Zoom Video Communications, Inc. Class A	334	24,205
Zuora, Inc.	531	11,735
		2,857,464
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	7,925	1,590,310
Western Digital Corp.	341	17,432
		1,607,742

TOTAL INFORMATION TECHNOLOGY		8,931,861

MATERIALS - 0.5%
Chemicals - 0.5%
CF Industries Holdings, Inc.	744	33,316
DowDuPont, Inc.	291	11,189
LG Chemical Ltd.	12	3,722
Nutrien Ltd.	326	17,681
Sherwin-Williams Co.	4	1,819
The Chemours Co. LLC	1,555	55,996
		123,723
Construction Materials - 0.0%
Vulcan Materials Co.	58	7,314

TOTAL MATERIALS		131,037

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (c)(d)	2,450	15,068
Crown Castle International Corp.	51	6,415
		21,483
UTILITIES - 0.1%
Electric Utilities - 0.1%
DONG Energy A/S (b)	31	2,373
Vistra Energy Corp.	306	8,339
		10,712
TOTAL COMMON STOCKS
(Cost $19,572,001)		24,375,781

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (c)(d)	26,100	6,329
Series D (c)(d)	58,561	14,201
Topgolf International, Inc. Series F (a)(c)(d)	217	2,793
		23,323
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(c)(d)	282	5,527
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	17	943
Series B (c)(d)	3	166
Series C (c)(d)	28	1,554
		2,663
TOTAL CONSUMER DISCRETIONARY		31,513
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(c)(d)	17	9,322
Sweetgreen, Inc. Series H (c)(d)	1,969	25,676
		34,998
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	557	3,186
Tobacco - 0.1%
JUUL Labs, Inc. Series E (c)(d)	127	34,735
TOTAL CONSUMER STAPLES		72,919
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	339	4,356
Generation Bio Series B (a)(c)(d)	200	1,818
		6,174
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(c)(d)	67	11,328
Starry, Inc.:
Series C (a)(c)(d)	3,181	4,549
Series D (c)(d)	3,368	4,816
		20,693
Software - 0.1%
Bird Rides, Inc. Series C(c)(d)	1,434	16,843
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	300	3,774
Compass, Inc. Series E (a)(c)(d)	28	3,320
		23,937
TOTAL INFORMATION TECHNOLOGY		44,630

TOTAL CONVERTIBLE PREFERRED STOCKS		155,236

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	9	499
TOTAL PREFERRED STOCKS
(Cost $114,440)		155,735

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.49% (e)
(Cost $72,681)	72,666	72,681
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,759,122)		24,604,197
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(27,459)
NET ASSETS - 100%		$24,576,738

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,311 or 0.1% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $233,678 or 1.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
Agbiome LLC Series C	6/29/18	$3,528
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc.	10/9/18	$494
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Ant International Co. Ltd. Class C	5/16/18	$13,745
Bird Rides, Inc. Series C	12/21/18	$16,843
Cloudflare, Inc. Series D, 8.00%	9/10/18	$3,300
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
Generation Bio Series B	2/21/18	$1,829
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
Neutron Holdings, Inc. Series C	7/3/18	$4,772
Neutron Holdings, Inc. Series D	1/25/19	$14,201
Roofoods Ltd. Series F	9/12/17	$6,011
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19	$4,816
Sweetgreen, Inc. Series H	11/9/18	$25,676
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,581
Total	$5,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.